Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2025
Commitments And Contingencies Liabilities [Abstract]
Commitments and Contingent Liabilities	Commitments and Contingent Liabilities
Purchase commitments
The amount of contractual commitments for the acquisition of property, plant and equipment was JPY 20,073 million as of March 31, 2025.
Milestone Payments
As discussed in Note 13, Takeda has certain contractual agreements related to the acquisition of intangible assets that require it to make payments of up to JPY 1,074,308 million as of March 31, 2025. These commitments include development, regulatory approval and launch milestone payments in relation to R&D programs under development. The related commercial milestone payments were not included in the commitments given the payments were not deemed reasonably likely to occur.
Litigation
Takeda is involved in various legal and administrative proceedings. The most significant matters are described below.
Takeda may become involved in significant legal proceedings for which it is not possible to make a reliable estimate of the expected financial effect, if any, which may result from ultimate resolution of the proceedings. In these cases, appropriate disclosures about such cases would be included in this note, but no provision would be made for the cases.
With respect to each of the legal proceedings described below, other than those for which a provision has been made, Takeda is unable to make a reliable estimate of the expected financial effect at this stage. This is due to a number of factors, including, but not limited to, the stage of proceedings, the entitlement of parties to appeal a decision, if any, and lack of clarity as to the merits of theories of liability, the merits of Takeda’s defenses, the amount and recoverability of damages and/or governing law. Takeda does not believe that information about the amount sought by the plaintiffs, if that is known, is, by itself, meaningful in every instance with respect to the outcome of those legal proceedings.
Legal expenses incurred and charges related to legal claims are recorded in selling, general and administrative expenses. Provisions are recorded, after taking appropriate legal and other specialist advice, where an outflow of resources is considered probable and a reliable estimate can be made of the likely outcome of the dispute. The factors Takeda considers in developing a provision include the merits and jurisdiction of the litigation, the nature and the number of other similar current and past litigation, the nature of the product and the current assessment of the science subject to the litigation, and the likelihood of settlement and current state of settlement discussions, if any. As of March 31, 2024 and 2025, Takeda’s aggregate provisions for legal and other disputes were JPY 22,342 million and JPY 12,462 million, respectively. The ultimate liability for legal claims may vary from the amounts provided and is dependent upon the outcome of litigation proceedings, investigations and possible settlement negotiations. Unless otherwise stated below, Takeda is unable to predict the outcome or duration of these matters at this time.
Takeda’s position could change over time, and, therefore, there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed, by a material amount, the amount of the provisions reported in these consolidated financial statements. Matters that were previously disclosed may no longer be reported because, as a result of rulings in the case, settlements, changes in our business or other developments, in our judgment, they are no longer material to our financial condition or operating results.
Product Liability and Related Claims
Pre-clinical and clinical trials are conducted during the development of potential products to determine the safety and efficacy of products for use by humans following approval by regulatory bodies. Notwithstanding these efforts, when drugs and vaccines are introduced into the marketplace, unanticipated safety issues may become, or be claimed by some to be, evident. Takeda is currently a defendant in a number of product liability lawsuits related to its products. For the product liability lawsuits and related claims, other than those for which a provision has been made, Takeda is unable to make a reliable estimate of the expected financial effect at this stage.
Takeda’s principal pending legal and other proceedings are disclosed below. The outcomes of these proceedings are not always predictable and can be affected by various factors. For those legal and other proceedings for which it is considered at least reasonably possible that a loss has been incurred, Takeda discloses the possible loss or range of possible loss in excess of the recorded loss contingency provision, if any, where such excess is both material and estimable.
ACTOS Economic Loss Cases
Takeda has been named in ACTOS-related lawsuits brought by plaintiffs who do not assert any claims for personal injuries. Instead plaintiffs claim they suffered an economic loss by paying for ACTOS prescriptions that allegedly would not have been written had Takeda provided additional information about the alleged risks of bladder cancer associated with ACTOS in its US product label. A putative class of third party payors and consumers brought suit against Takeda in the U.S. District Court for the Central District of California.
Proton Pump Inhibitor (“PPI”) Product Liability Claims
As of March 31, 2024, more than 6,100 product liability lawsuits related to the use of PREVACID and DEXILANT had been filed against Takeda in U.S. federal and state courts. Most of these cases were pending in U.S. federal court and were consolidated for pre-trial proceedings in a multi-district litigation in federal court in New Jersey. The plaintiffs in these cases alleged that they developed kidney injuries or, in some cases, gastric cancer as a result of taking PREVACID and/or DEXILANT, and that Takeda failed to adequately warn them of these potential risks. Similar cases were filed against other manufacturers of drugs in the same PPI class as Takeda’s products, including AstraZeneca plc, Procter & Gamble Company and Pfizer Inc. Outside the U.S., one proposed class action is pending in Canada (Saskatchewan).
In April 2024, Takeda reached an agreement in principle to resolve the U.S. cases and established a provision for a non-material amount. In November 2024, the final written settlement agreement was executed with lead plaintiffs’ counsel for the same amount. The terms of the settlement are confidential. The settlement has no material impact on Takeda’s consolidated statements of profit or loss.
Intellectual property
Intellectual property claims include challenges to the validity and enforceability of Takeda’s patents on various products or processes as well as assertions of non-infringement of those patents. A loss in any of these cases could result in loss of patent protection for the product at issue. The consequences of any such loss could be a significant decrease in sales of that product and could materially affect future results of operations for Takeda.
TRINTELLIX
Takeda has received notices from sixteen generic pharmaceutical companies that they have submitted Abbreviated New Drug Applications (“ANDAs”) with paragraph IV certifications seeking to sell generic versions of TRINTELLIX. Takeda filed patent infringement lawsuits against the ANDA filers in federal court in Delaware. Lawsuits against ten ANDA filers were resolved before trial. A trial took place from January 15 to January 28, 2021 with six ANDA filers, including Alembic Pharmaceuticals Limited and Alembic Pharmaceuticals (collectively, “Alembic”), Inc., Lupin Limited and Lupin Pharmaceuticals, Inc. (collectively, “Lupin”), Macleods Pharmaceuticals Ltd. ("Macleods"), Sigmapharm Laboratories, LLC, Sandoz, Inc. (“Sandoz”), and Zydus Pharmaceuticals (USA) Inc. and Cadila Healthcare Limited. The Court issued its decision on September 30, 2021 and found that US Patent 7,144,884, which covers vortioxetine (the active ingredient in TRINTELLIX), is valid. For the rest of the asserted patent, only US Patent 9,101,626, which covers processes for synthesizing vortioxetine, was found to be infringed by Lupin. Other patents (including crystalline form and certain method of use patents) were found to be valid but not infringed by any of the defendants.
Takeda filed a notice of appeal on November 24, 2021. Lupin filed a notice of appeal on November 29, 2021 and other defendants filed a notice of appeal on December 8, 2021. Oral argument at the Federal Circuit Court took place on September 8, 2023. On December 7, 2023, the Federal Circuit Court affirmed the district court decision that the method of use patents are valid but not infringed and the process patent is infringed by Lupin. Takeda did not appeal to the Supreme Court (petition for the Supreme Court to grant a writ of certiorari). Lupin did not appeal to the Supreme Court by the deadline of March 6, 2024.
Macleods, Sandoz, and Alembic filed motions seeking recovery of attorney fees in February 2024. Takeda filed opposition briefs on March 15, 2024. On February 8, 2025, the Court ruled to deny these fee motions. As no further appeal was filed within the 30-day deadline, the case was officially closed.
This decision has no material impact on Takeda’s consolidated statements of profit or loss.
Other
In addition to the individual cases described above, there are no other patent litigations that have a material impact on Takeda’s consolidated financial statements as of and for the year ended March 31, 2025.
Sales, Marketing, and Regulation
Takeda has other litigations related to its products and its activities, the most significant of which are describe below.
ACTOS Antitrust Litigation
In December 2013, the first of two antitrust class action lawsuits was filed against Takeda in the U.S. District Court for the Southern District of New York by a putative class of patients who were prescribed ACTOS. The second class action was filed against Takeda in the same court in April 2015 by a putative class of wholesalers that purchased ACTOS from Takeda. In both actions, plaintiffs allege, inter alia, that Takeda improperly characterized certain patents for ACTOS in the FDA Orange Book, which they claim imposed requirements on generic companies that filed Abbreviated New Drug Applications and, in turn, resulted in delayed market entry for generic forms of ACTOS.
INTUNIV Antitrust Litigation
In January 2017, an antitrust class action was filed against Shire plc, Shire LLC, and Shire U.S. Inc. (collectively, “Shire”) in the U.S. District Court for the District of Massachusetts. The plaintiffs, a putative class of wholesalers, allege that Shire’s settlement in 2013 of patent litigation claims against Actavis Elizabeth LLC related to its generic formulation of INTUNIV constituted an anticompetitive “reverse payment.”
In June 2024, Takeda has reached an agreement-in-principle to resolve the matter on a class basis for an amount that is immaterial. The settlement received final approval from the court in November 2024. The settlement has no material impact on Takeda’s consolidated statements of profit or loss.
AMITIZA Antitrust Litigation
In August 2021, an antitrust class action was filed against Takeda Pharmaceuticals U.S.A., Inc. (“Takeda”) in the U.S. District Court for the District of Massachusetts. The plaintiffs, a putative class of wholesalers, allege that a settlement that Takeda and Sucampo Pharmaceuticals, Inc. entered into in 2014 with Par Pharmaceutical, Inc. (“Par”) to resolve patent litigation claims related to Par’s generic formulation of AMITIZA were anticompetitive. In December 2023, a health insurer plaintiff filed a complaint on behalf of a class of end payors, and in January 2024, retail pharmacies plaintiffs also filed a complaint. In January and February 2025, separate individual health insurer plaintiffs filed additional complaints in Massachusetts State Court.
COLCRYS Antitrust Litigation
In September 2021, an antitrust class action was filed against Takeda Pharmaceuticals U.S.A., Inc. (“Takeda”) in the U.S. District Court for the Eastern District of Pennsylvania. The plaintiffs, a putative class of wholesalers, allege that settlements that Takeda entered into in 2015 and 2016 to resolve patent litigation claims against several generic pharmaceutical manufacturers related to generic formulations of COLCRYS were anticompetitive. In September 2023, Takeda reached an agreement in principle to resolve the antitrust matter for an amount that is immaterial, which was fully executed in December 2023. The settlement had no material impact on Takeda’s consolidated statements of profit or loss.
In November 2023, a subsequent antitrust class action challenging the same settlements was filed in the U.S. District Court for the Southern District of New York by plaintiffs seeking to represent a putative class of end payors.
DEXILANT Antitrust Litigation
In March 2025, four individual retail pharmacies filed a civil action in the U.S. District Court for the Northern District of California against Takeda and Twi Pharmaceuticals, Inc. (“Twi”), a generic pharmaceutical manufacturer, alleging that the settlement agreement Takeda and Twi entered into in April 2015 to resolve patent litigation related to DEXILANT violated the U.S. antitrust laws. Subsequently, complaints were filed on behalf of classes of direct and indirect purchasers, as well as individual retail pharmacies, asserting substantially the same allegations.
Department of Justice Civil Investigative Demands
On February 19, 2020, Takeda received a Civil Investigative Demand (“CID”) from the DOJ (through its office in Washington, DC). The CID seeks information as part of an investigation of possible off-label promotion and violations of the Anti-Kickback Statute in connection with the promotion and sale of TRINTELLIX. Takeda is cooperating with the DOJ’s investigation.
On February 28, 2020, Takeda received a CID from the DOJ (through its office in Washington, DC). The CID seeks information as part of an investigation of possible kickbacks to a Florida allergy center in connection with the promotion and sale of Takeda’s subcutaneous IG products, CUVITRU, HYQVIA and GAMMAGARD. Takeda is cooperating with the DOJ’s investigation.
Brazilian Investigation Related to ELAPRASE and REPLAGAL
On November 30, 2021, the Brazilian federal authorities executed a search warrant at Takeda offices in Brazil. The warrant sought records about information Takeda received from the Brazilian National Sanitary Surveillance Agency (AVISA) as well as any records related to donations made to charitable organizations which provide funding to patients who are pursuing claims for reimbursement from the Brazilian government for prescriptions of ELAPRASE and REPLAGAL. Takeda is cooperating with the investigation.